SCHEDULE OF DIS-AGGREGATED INFORMATION OF REVENUES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total revenues – products and services	$ 303,935	$ 396,707	$ 684,703	$ 805,667	$ 1,856,564	$ 1,016,962
Survivor Select [Member]
Product Information [Line Items]
Total revenues – products and services		13,941	28,210	22,753	122,470	83,904
Ionized CalMag [Member]
Product Information [Line Items]
Total revenues – products and services	37,221	14,278	84,802	62,368	148,219	39,527
Omega Blend [Member]
Product Information [Line Items]
Total revenues – products and services		42,747	22,471	179,177	272,332	222,718
Beta Maxx [Member]
Product Information [Line Items]
Total revenues – products and services		23,564	21,206	47,637	137,447	208,043
Iron [Member]
Product Information [Line Items]
Total revenues – products and services	9,929	3,118	21,617	7,186	16,697	28,114
Young Formula [Member]
Product Information [Line Items]
Total revenues – products and services		1,075		34,269	31,403	52,425
ATPR Mito+ [Member]
Product Information [Line Items]
Total revenues – products and services		76,605		187,926	271,493	183,800
Hyaluronic Acid Serum [Member]
Product Information [Line Items]
Total revenues – products and services		1,698		3,006
Mousse Facial Cleanser [Member]
Product Information [Line Items]
Total revenues – products and services		4,355		7,394
Trim+ [Member]
Product Information [Line Items]
Total revenues – products and services	3,702	2,765	9,587	6,236	88,613	27,042
L I V O 5 [Member]
Product Information [Line Items]
Total revenues – products and services	21,812		21,812
Product Health Therapies [Member]
Product Information [Line Items]
Total revenues – products and services	154,411	182,101	330,968	216,188	569,823
Others [Member]
Product Information [Line Items]
Total revenues – products and services	17,998	388	19,816	388	3,468
Product [Member]
Product Information [Line Items]
Total revenues – products and services	245,073	366,635	560,489	774,528	1,711,054	1,009,419
Health and Wellness Services [Member]
Product Information [Line Items]
Total revenues – products and services	$ 58,862	$ 30,072	$ 124,214	$ 31,139	145,510	7,543
Energized Mineral Concentrate [Member]
Product Information [Line Items]
Total revenues – products and services						52,047
Vege Fruit Fiber [Member]
Product Information [Line Items]
Total revenues – products and services						65,757
Organic Youth Car Cleansing Bar [Member]
Product Information [Line Items]
Total revenues – products and services						5,137
Lipomask [Member]
Product Information [Line Items]
Total revenues – products and services						15,331
Energetique [Member]
Product Information [Line Items]
Total revenues – products and services					$ 49,089	$ 25,574